Intangible assets and goodwill - Summary (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		₨ 2,236,481
Balance at end of year	$ 22,585	1,702,693	₨ 2,236,481
Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		3,867,966	3,395,825
Acquisitions through business combinations			62,360
Additions		419,734	832,345
Disposals/adjustment		228,551	425,542
Effects of movements in foreign exchange rates			2,978
Balance at end of year		4,059,148	3,867,966
Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(1,631,485)	(1,170,562)
Charge for the year		502,992	457,965
Amortization and Impairment		221,999
Effects of movements in foreign exchange rates		(20)	2,958
Balance at end of year		(2,356,455)	(1,631,485)
Computer software and websites
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		764,253
Balance at end of year		534,525	764,253
Computer software and websites | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		2,051,797	1,617,972
Acquisitions through business combinations			683
Additions		225,118	433,075
Effects of movements in foreign exchange rates			67
Balance at end of year		2,276,915	2,051,797
Computer software and websites | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(1,287,544)	(875,850)
Charge for the year		454,866	411,648
Effects of movements in foreign exchange rates		(20)	46
Balance at end of year		(1,742,389)	(1,287,544)
Intellectual property rights
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		3,452
Balance at end of year		1,773	3,452
Intellectual property rights | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		59,209	56,298
Effects of movements in foreign exchange rates			2,911
Balance at end of year		59,209	59,209
Intellectual property rights | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(55,757)	(51,446)
Charge for the year		1,679	1,400
Effects of movements in foreign exchange rates			2,911
Balance at end of year		(57,436)	(55,757)
Agent / Supplier relationships
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		55,565
Balance at end of year		38,468	55,565
Agent / Supplier relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		222,169	222,169
Balance at end of year		222,169	222,169
Agent / Supplier relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(166,604)	(149,507)
Charge for the year		17,097	17,097
Balance at end of year		(183,701)	(166,604)
Customer relationships
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		125,136
Balance at end of year		114,744	125,136
Customer relationships | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		140,336	134,682
Acquisitions through business combinations			5,654
Balance at end of year		140,336	140,336
Customer relationships | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(15,200)	(5,986)
Charge for the year		10,392	9,214
Balance at end of year		(25,592)	(15,200)
Non compete agreements
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		11,236
Balance at end of year		6,215	11,236
Non compete agreements | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		22,171	20,061
Acquisitions through business combinations			2,110
Balance at end of year		22,171	22,171
Non compete agreements | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(10,935)	(6,266)
Charge for the year		5,021	4,669
Effects of movements in foreign exchange rates			0
Balance at end of year		(15,956)	(10,935)
Trademarks
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		175,885
Balance at end of year		161,947	175,885
Trademarks | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		271,329	271,329
Balance at end of year		271,329	271,329
Trademarks | Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		(95,444)	(81,507)
Charge for the year		13,937	13,937
Balance at end of year		(109,382)	(95,444)
Goodwill
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		1,015,099
Balance at end of year		793,100	1,015,099
Goodwill | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		1,015,099	961,186
Acquisitions through business combinations			53,913
Balance at end of year		1,015,099	1,015,099
Goodwill | Amortization
Reconciliation of changes in intangible assets and goodwill
Amortization and Impairment		221,999
Balance at end of year		(221,999)
Intangible under development
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		85,856
Balance at end of year		51,920	85,856
Intangible under development | Gross
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year		85,856	112,128
Additions		194,616	399,270
Disposals/adjustment		228,551	425,542
Balance at end of year		51,920	85,856
Computer software, Websites, and Intellectual Property Rights
Intangible Assets And Goodwill, Additional Disclosures
Intangible assets pledged as security for liabilities		₨ 539,073	₨ 536,298